Investments in affiliated companies (Tables)	12 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Investees Information, Balance Sheets

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2014	2015
Current assets	307,726	280,485
Noncurrent assets	716,159	770,847
Current liabilities	235,618	208,271
Noncurrent liabilities and noncontrolling interests	501,893	657,865
Percentage of ownership in equity investees	20%-50%	20%-50%

Equity Investees Information, Statements of Income

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Net revenues	193,405	306,383	308,399
Operating income (loss)	(14,759)	(1,064)	34,962
Net income (loss) attributable to controlling interests	(26,026)	(15,195)	(5,461)
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2014	2015
Accounts receivable, trade	8,271	8,350
Accounts payable, trade	1,030	1,887
Capital lease obligations	71,345	50,001

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Sales	18,565	23,647	29,393
Purchases	1,725	1,533	1,498
Lease payments	25,523	38,919	36,642